Investment in Unconsolidated Entities (Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate Properties [Line Items]
Total revenue		$ 354,656	$ 374,237	$ 415,148	$ 358,718	$ 343,488	$ 355,930	$ 389,164	$ 342,207	$ 1,502,759	$ 1,430,789
Total operating expenses	$ (334,936)	(365,330)	(347,161)	(366,699)	(334,966)	(349,175)	(326,601)	(346,129)	(318,945)	(1,414,156)	(1,340,850)	$ (1,304,265)
OPERATING INCOME (LOSS)	(49,436)	$ 12,529	$ 29,438	$ 48,777	23,985	$ (5,606)	$ 29,320	$ 43,447	$ 23,253	114,729	90,414	149,035
Realized and unrealized gain (loss) on investments, net	627				804					1,980	(924)	(3,678)
Interest expense and amortization of loan costs	(57,085)				(66,166)					(262,001)	(236,786)	(222,631)
Other income (expense)	1,522				(316)					10,490	64	(3,422)
Income tax benefit (expense)	(303)				405					(1,218)	(2,782)	2,218
NET INCOME (LOSS)	(101,920)				(46,622)					(142,679)	(156,309)	(88,760)
Allocated net (income) loss to the redeemable noncontrolling interests	17,671				8,579					28,932	29,313	21,642
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(84,201)				(38,017)					(113,635)	(126,966)	(67,008)
Less: Dividends on preferred stock	$ (10,644)				$ (10,644)					(42,577)	(42,577)	(44,761)
Ashford Inc.
Real Estate Properties [Line Items]
Total revenue										291,250	195,520	81,573
Total operating expenses										(302,480)	(196,359)	(92,095)
OPERATING INCOME (LOSS)										(11,230)	(839)	(10,522)
Equity in earnings (loss) of unconsolidated entities										(286)	0	0
Realized and unrealized gain (loss) on investments, net										0	0	(91)
Interest expense and amortization of loan costs										(2,367)	(1,200)	(122)
Other income (expense)										49	(505)	264
Income tax benefit (expense)										(1,540)	10,364	(9,723)
NET INCOME (LOSS)										(15,374)	7,820	(20,194)
(Income) loss from consolidated entities attributable to noncontrolling interests										536	924	358
Allocated net (income) loss to the redeemable noncontrolling interests										983	1,438	1,484
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY										(13,855)	10,182	(18,352)
Less: Dividends on preferred stock										(14,435)	(4,466)	0
Amortization of preferred stock discount										(1,928)	(730)	0
Net income attributable to common stockholders										(30,218)	4,986	(18,352)
Our equity in earnings (loss) of equity method investments										$ (1,896)	$ 1,459	$ (5,437)